Transfer of Financial Assets (Tables)	9 Months Ended
Dec. 31, 2021
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets	The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets for the nine and three months ended December 31, 2020 and 2021 are as follows:

	Millions of yen
	Nine months ended December 31, 2020	Nine months ended December 31, 2021	Three months ended December 31, 2020	Three months ended December 31, 2021
Beginning balance	¥57,705	¥63,754	¥57,701	¥65,238
Increase mainly from loans sold with servicing retained	11,823	9,849	4,861	2,711
Decrease mainly from amortization	(9,032)	(10,045)	(3,687)	(3,683)
Increase (Decrease) from the effects of changes in foreign exchange rates	(2,887)	2,502	(1,266)	1,794

Ending balance	¥57,609	¥66,060	¥57,609	¥66,060

Fair Value of Servicing Assets
The fair value of the servicing assets as of March 31, 2021 and December 31, 2021 are as follows:

	Millions of yen
	March 31, 2021	December 31, 2021
Beginning balance	¥60,419	¥74,135
Ending balance	¥74,135	¥77,549